Derivatives (Cash Collateral) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments [Abstract]
Derivative, Collateral, Obligation to Return Cash	$ 103	$ 119
Derivative, Collateral, Right to Reclaim Cash	77	99
Collateral Already Posted, Aggregate Fair Value	$ 365	$ 310